COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

July 31, 2024 (Unaudited)

		Shares		Value
EXCHANGE-TRADED FUNDS	0.5%
CORPORATE BONDS	0.5%
SPDR Portfolio Short Term Corporate Bond ETF			290,000	$8,691,300

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$8,638,143)				8,691,300

PREFERRED SECURITIES—EXCHANGE-TRADED	2.0%
BANKING	0.5%
Morgan Stanley, 6.625%, Series Q(a)			339,197	8,793,682

FINANCIAL SERVICES	0.3%
Apollo Global Management, Inc., 7.625% to 9/15/28, due 9/15/53(b)			221,051	5,926,378

INSURANCE	0.4%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a)(b)			954	23,134
Athene Holding Ltd., 7.75% to 12/30/27, Series E(a)(b)			121,313	3,132,302
Lincoln National Corp., 9.00%, Series D(a)			154,564	4,289,151

				7,444,587

UTILITIES	0.8%
Algonquin Power & Utilities Corp., 9.603% (3 Month USD Term SOFR + 4.01%), due 7/1/79, Series 19-A (Canada)(c)			521,737	13,137,338

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$34,328,332)				35,301,985

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	78.9%
BANKING	46.5%
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(d)(e)		EUR	6,000,000	6,626,210
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(d)			2,900,000	3,134,096
Banco Santander SA, 7.00% to 11/20/29 (Spain)(a)(b)(d)(e)		EUR	4,400,000	4,873,632
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(d)			4,000,000	4,046,341
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(d)			3,800,000	4,147,362
Bank of America Corp., 6.10% to 3/17/25, Series AA(a)(b)			31,922,000	31,905,056
Bank of America Corp., 6.25% to 9/5/24, Series X(a)(b)			14,468,000	14,490,781
Bank of America Corp., 6.30% to 3/10/26, Series DD(a)(b)			8,074,000	8,124,285
Bank of America Corp., 6.50% to 10/23/24, Series Z(a)(b)			18,856,000	18,852,851
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(b)			4,000,000	4,199,491
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(b)			11,541,000	12,254,245
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a)(b)(d)		GBP	3,000,000	3,848,263
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(d)(e)		GBP	6,000,000	7,959,645
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(d)			6,400,000	7,005,453
BNP Paribas SA, 7.375% to 8/19/25 (France)(a)(b)(d)(f)			8,000,000	8,052,136
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(d)(f)			18,600,000	19,204,457
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(d)(f)			12,550,000	13,194,919
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(d)(f)			8,300,000	8,926,028
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(b)			24,523,000	22,931,207
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(b)			1,769,000	1,672,980
Charles Schwab Corp., 5.375% to 6/1/25, Series G(a)(b)			33,767,000	33,456,256
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(b)			15,128,000	14,375,245
Citigroup, Inc., 5.95% to 5/15/25, Series P(a)(b)			21,592,000	21,464,486
Citigroup, Inc., 6.25% to 8/15/26, Series T(a)(b)			3,000,000	3,006,045

	Principal Amount*			Value
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(b)		20,185,000		$21,042,486
Citigroup, Inc., 9.007% (3 Month USD Term SOFR + 3.685%), Series M(a)(c)		2,000,000		2,002,300
CoBank ACB, 6.25% to 10/1/26, Series I(a)(b)		1,300,000		1,288,130
CoBank ACB, 6.45% to 10/1/27, Series K(a)(b)		9,540,000		9,495,794
Commerzbank AG, 7.875% to 10/9/31, Series EMTN (Germany)(a)(b)(d)(e)	EUR	3,200,000		3,567,248
Corestates Capital II, 6.213% (3 Month USD Term SOFR + 0.912%), due 1/15/27 (TruPS)(c)(f)		15,000,000		14,635,918
Corestates Capital III, 6.154% (3 Month USD Term SOFR + 0.832%), due 2/15/27 (TruPS)(c)(f)		24,981,000		24,433,391
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(d)(e)	GBP	2,400,000		3,143,695
Credit Agricole SA, 6.875% to 9/23/24 (France)(a)(b)(d)(f)		22,797,000		22,818,853
Credit Agricole SA, 7.25% to 9/23/28, Series EMTN (France)(a)(b)(d)(e)	EUR	5,000,000		5,685,172
Credit Agricole SA, 8.125% to 12/23/25 (France)(a)(b)(d)(f)		5,750,000		5,871,897
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(d)(f)(g)(h)(i)		5,710,000		513,900
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(d)(e)	EUR	6,200,000		6,843,670
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(d)(e)	EUR	2,800,000		3,067,244
Farm Credit Bank of Texas, 5.70% to 9/15/25, Series 4(a)(b)(f)		7,001,000		6,957,144
First Horizon Bank, 6.416% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(c)(f)		2,000	†	1,335,000
First Maryland Capital II, 6.438% (3 Month USD Term SOFR + 1.112%), due 2/1/27 (TruPS)(c)		5,000,000		4,711,245
Goldman Sachs Group, Inc., 7.50% to 2/10/29, Series W(a)(b)		4,265,000		4,472,467
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(b)		18,047,000		18,645,457
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, Series 2 (United Kingdom)(a)(b)(f)		14,403,000		17,835,278
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(d)		6,800,000		6,673,755
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a)(b)(d)		4,800,000		4,800,111
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(d)		2,000,000		1,983,995
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(d)		5,500,000		5,826,882
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(d)		24,550,000		23,817,153
ING Groep NV, 6.50% to 4/16/25 (Netherlands)(a)(b)(d)		2,400,000		2,393,904
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(d)(f)		8,400,000		8,410,710
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(b)		21,529,000		22,298,736
KeyCorp Capital I, 6.333% (3 Month USD Term SOFR + 1.002%), due 7/1/28 (TruPS)(c)		12,865,000		11,878,749
Lloyds Banking Group PLC, 4.947% to 6/27/25 (United Kingdom)(a)(b)(d)(e)	EUR	5,000,000		5,369,599
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(d)		12,900,000		12,977,645
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(d)	GBP	2,800,000		3,727,774
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(d)		9,700,000		9,599,057
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a)(b)(d)		14,651,000		14,822,534
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(d)(f)		8,800,000		8,790,108
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(b)		2,665,000		2,604,627
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(d)(f)		1,700,000		1,558,948
Societe Generale SA, 8.00% to 9/29/25 (France)(a)(b)(d)(f)		17,200,000		17,282,147
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(d)(f)		10,150,000		10,435,854
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(d)(f)		6,400,000		6,773,216
State Street Corp., 6.70% to 3/15/29, Series I(a)(b)		8,916,000		8,947,786
State Street Corp., 6.70% to 9/15/29, Series J(a)(b)		8,949,000		8,959,898
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(d)(e)		8,600,000		8,778,074
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(b)		16,000,000		16,721,584
Truist Financial Corp., 4.95% to 9/1/25, Series P(a)(b)		7,694,000		7,560,311
Truist Financial Corp., 6.251% (3 Month USD Term SOFR + 0.912%), due 3/15/28 (TruPS)(c)		20,003,000		19,210,755
Truist Financial Corp., 6.254% (3 Month USD Term SOFR + 0.932%), due 5/15/27, Series A (TruPS)(c)		4,150,000		4,051,691
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a)(b)(d)(e)		17,200,000		17,167,750
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a)(b)(d)(e)		10,137,000		10,144,603
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(d)(f)		16,600,000		18,114,252
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(d)(f)		3,400,000		3,856,127

		Principal Amount*		Value
Virgin Money U.K. PLC, 11.00% to 12/8/28 (United Kingdom)(a)(b)(d)(e)		GBP	2,600,000	$3,787,646
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(b)			14,634,000	14,046,467
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a)(b)			5,354,000	5,345,374
Wells Fargo & Co., 6.85% to 9/15/29(a)(b)			16,475,000	16,714,371
Wells Fargo & Co., 7.625% to 9/15/28(a)(b)			10,860,000	11,578,621

				813,128,573

ENERGY	0.3%
BP Capital Markets PLC, 4.375% to 6/22/25(a)(b)			4,524,000	4,451,453

FINANCIAL SERVICES	1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(b)			5,390,000	5,452,649
Apollo Management Holdings LP, 4.95% to 12/17/24, due 1/14/50(b)(f)			11,182,000	11,144,353
ILFC E-Capital Trust I, 7.159% (3 Month USD Term SOFR + 1.812%), due 12/21/65 (TruPS)(c)(f)			1,200,000	999,077

				17,596,079

INSURANCE	10.8%
Aegon Ltd., 5.50% to 4/11/28, due 4/11/48 (Netherlands)(b)			4,750,000	4,643,022
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a)(b)(d)(e)		EUR	2,600,000	2,766,366
Allstate Corp., 8.522% (3 Month USD Term SOFR + 3.200%), due 8/15/53, Series B(c)			1,239,000	1,243,307
Argentum Netherlands BV for Swiss Re Ltd., 5.524% to 8/15/27 (Switzerland)(a)(b)(e)			3,100,000	3,047,968
Argentum Netherlands BV for Swiss Re Ltd., 5.75% to 8/15/25, due 8/15/50 (Switzerland)(b)(e)			3,100,000	3,084,850
Athora Netherlands NV, 7.00% to 6/19/25 (Netherlands)(a)(b)(d)(e)		EUR	7,388,000	8,129,780
AXA SA, 5.125% to 1/17/27, due 1/17/47, Series EMTN (France)(b)(e)			1,100,000	1,089,811
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(b)			9,280,000	9,450,260
Dai-ichi Life Insurance Co. Ltd., 5.10% to 10/28/24 (Japan)(a)(b)(f)			15,100,000	15,084,764
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(b)			6,490,000	5,809,381
Equitable Holdings, Inc., 4.95% to 9/15/25, Series B(a)(b)			2,827,000	2,781,843
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(b)(f)			5,443,000	5,107,267
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(b)(f)			6,725,000	6,841,599
Hartford Financial Services Group, Inc., 7.709% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(c)(f)			14,781,000	13,320,879
Lincoln National Corp., 7.584% (3 Month USD Term SOFR + 2.302%), due 4/20/67(c)			5,970,000	4,659,504
Lincoln National Corp., 7.948% (3 Month USD Term SOFR + 2.619%), due 5/17/66(c)			5,200,000	4,220,672
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(b)			1,600,000	1,730,712
Meiji Yasuda Life Insurance Co., 5.20% to 10/20/25, due 10/20/45 (Japan)(b)(f)			15,353,000	15,224,488
Nippon Life Insurance Co., 4.70% to 1/20/26, due 1/20/46 (Japan)(b)(f)			32,340,000	31,815,322
Nippon Life Insurance Co., 5.10% to 10/16/24, due 10/16/44 (Japan)(b)(f)			5,000,000	4,990,464
QBE Insurance Group Ltd., 5.875% to 5/12/25 (Australia)(a)(b)(f)			11,065,000	10,990,489
QBE Insurance Group Ltd., 6.75% to 12/2/24, due 12/2/44 (Australia)(b)(e)			14,061,000	14,081,185
SBL Holdings, Inc., 6.50% to 11/13/26(a)(b)(f)			9,770,000	8,203,107
Swiss Re Finance Luxembourg SA, 4.25% to 9/4/24 (Switzerland)(a)(b)(e)			8,200,000	8,182,116
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(b)			2,000,000	2,108,756

				188,607,912

PIPELINES	4.2%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)			3,500,000	3,415,360
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(b)			4,369,000	4,205,401
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(b)			6,650,000	6,706,232
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(b)			4,710,000	4,784,418
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(b)			22,608,000	23,766,751
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(b)			3,968,000	3,965,272
Energy Transfer LP, 8.00% to 2/15/29, due 5/15/54(b)			1,590,000	1,693,706
Enterprise Products Operating LLC, 8.385% (3 Month USD Term SOFR + 3.039%), due 6/1/67(c)			1,500,000	1,486,145
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(b)			24,125,000	23,638,770

				73,662,055

		Principal Amount*		Value
REAL ESTATE	1.5%
Scentre Group Trust 2, 4.75% to 6/24/26, due 9/24/80 (Australia)(b)(f)			15,334,000	$14,939,286
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(a)(b)(e)		EUR	9,200,000	10,617,729

				25,557,015

TELECOMMUNICATIONS	1.1%
AT&T, Inc., 2.875% to 3/2/25, Series B(a)(b)		EUR	6,000,000	6,405,529
Vodafone Group PLC, 6.25% to 8/30/24, due 10/3/78 (United Kingdom)(b)(e)			13,498,000	13,489,299

				19,894,828

UTILITIES	13.5%
AES Corp., 7.60% to 10/15/29, due 1/15/55(b)			9,506,000	9,676,822
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(b)			17,516,000	16,029,908
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(b)			11,360,000	11,514,008
APA Infrastructure Ltd., 7.125% to 11/9/28, due 11/9/83, Series EMTN (Australia)(b)(e)		EUR	2,300,000	2,702,590
Dominion Energy, Inc., 4.35% to 1/15/27, Series C(a)(b)			18,645,000	17,786,810
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(b)			17,075,000	17,732,037
Edison International, 5.375% to 3/15/26, Series A(a)(b)			9,173,000	8,986,299
Edison International, 7.875% to 3/15/29, due 6/15/54(b)			4,340,000	4,553,528
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France)(a)(b)(e)		GBP	9,000,000	11,437,390
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(b)			29,815,000	29,770,316
Enel SpA, 6.375% to 4/16/28, Series EMTN (Italy)(a)(b)(e)		EUR	4,800,000	5,519,475
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(b)			8,965,000	8,991,519
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(b)(f)			6,757,000	6,901,165
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(b)			12,600,000	12,835,948
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(b)			5,120,000	5,204,897
Sempra, 4.125% to 1/1/27, due 4/1/52(b)			13,894,000	12,889,496
Sempra, 4.875% to 10/15/25(a)(b)			21,980,000	21,586,065
Sempra, 6.875% to 7/1/29, due 10/1/54(b)			17,385,000	17,459,432
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(b)			8,705,000	8,222,761
Southern Co., 4.00% to 10/15/25, due 1/15/51, Series B(b)			6,740,000	6,559,500

				236,359,966

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$1,383,588,823)				1,379,257,881

CORPORATE BONDS	16.9%
CONSUMER DISCRETIONARY PRODUCTS	0.2%
General Motors Financial Co., Inc., 3.80%, due 4/7/25			2,500,000	2,471,078

ENERGY	0.5%
BP Capital Markets America, Inc., 5.017%, due 11/17/27			9,070,000	9,199,603

FINANCIAL SERVICES	0.2%
BGC Group, Inc., 4.375%, due 12/15/25			4,000,000	3,923,407

HEALTH CARE	0.7%
AbbVie, Inc., 4.80%, due 3/15/27			5,000,000	5,033,904
Amgen, Inc., 5.507%, due 3/2/26			5,000,000	5,000,071
Pfizer Investment Enterprises Pte. Ltd., 4.45%, due 5/19/26			2,480,000	2,471,282

				12,505,257

REAL ESTATE	8.3%
American Tower Corp., 1.60%, due 4/15/26			3,000,000	2,832,649
American Tower Corp., 2.40%, due 3/15/25			6,000,000	5,883,747

		Principal Amount*	Value
American Tower Corp., 5.80%, due 11/15/28		4,850,000	$5,033,696
Brixmor Operating Partnership LP, 4.125%, due 6/15/26		2,000,000	1,967,552
Camden Property Trust, 5.85%, due 11/3/26		11,275,000	11,552,343
CubeSmart LP, 4.00%, due 11/15/25		7,789,000	7,672,086
Equinix, Inc., 1.00%, due 9/15/25		2,598,000	2,483,086
Equinix, Inc., 1.45%, due 5/15/26		2,900,000	2,724,936
Equinix, Inc., 1.55%, due 3/15/28		5,136,000	4,583,661
Kilroy Realty LP, 3.45%, due 12/15/24		11,569,000	11,462,948
Kimco Realty OP LLC, 3.85%, due 6/1/25		5,550,000	5,472,428
Kite Realty Group Trust, 4.00%, due 3/15/25		5,715,000	5,653,357
Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/28(f)		4,895,000	4,460,818
Newmark Group, Inc., 7.50%, due 1/12/29		3,050,000	3,204,567
Prologis Targeted U.S. Logistics Fund LP, 5.25%, due 4/1/29(f)		8,400,000	8,538,908
Realty Income Corp., 0.75%, due 3/15/26		2,050,000	1,917,102
Realty Income Corp., 4.75%, due 2/15/29		4,000,000	4,000,489
Realty Income Corp., 4.875%, due 6/1/26		6,996,000	6,992,711
Retail Opportunity Investments Partnership LP, 4.00%, due 12/15/24		6,662,000	6,613,256
Retail Opportunity Investments Partnership LP, 6.75%, due 10/15/28		6,500,000	6,840,686
Sun Communities Operating LP, 5.50%, due 1/15/29		7,000,000	7,110,685
VICI Properties LP/VICI Note Co., Inc., 4.25%, due 12/1/26(f)		2,650,000	2,588,255
VICI Properties LP/VICI Note Co., Inc., 4.625%, due 6/15/25(f)		13,500,000	13,380,452
VICI Properties LP/VICI Note Co., Inc., 5.75%, due 2/1/27(f)		6,000,000	6,048,000
Welltower OP LLC, 4.25%, due 4/1/26		5,000,000	4,940,109

			143,958,527

TELECOMMUNICATIONS	0.9%
Crown Castle, Inc., 5.60%, due 6/1/29		4,125,000	4,241,537
T-Mobile USA, Inc., 2.25%, due 2/15/26		7,420,000	7,114,075
T-Mobile USA, Inc., 3.50%, due 4/15/25		4,500,000	4,437,403

			15,793,015

UTILITIES	6.1%
Algonquin Power & Utilities Corp., 5.365%, due 6/15/26 (Canada)		12,485,000	12,519,362
American Electric Power Co., Inc., 5.699%, due 8/15/25		6,625,000	6,651,195
DTE Energy Co., 4.95%, due 7/1/27		5,000,000	5,019,584
Duke Energy Corp., 4.85%, due 1/5/27		4,250,000	4,267,942
East Ohio Gas Co., 1.30%, due 6/15/25(f)		3,770,000	3,640,794
Enel Finance America LLC, 7.10%, due 10/14/27 (Italy)(f)		1,400,000	1,488,796
Enel Finance International NV, 4.50%, due 6/15/25 (Italy)(f)		2,000,000	1,982,765
Enel Finance International NV, 4.625%, due 6/15/27 (Italy)(f)		12,000,000	11,916,581
Enel Finance International NV, 6.80%, due 10/14/25 (Italy)(f)		3,000,000	3,063,921
Eversource Energy, 4.75%, due 5/15/26		4,350,000	4,332,169
NextEra Energy Capital Holdings, Inc., 4.90%, due 3/15/29		4,000,000	4,029,679
NextEra Energy Capital Holdings, Inc., 4.95%, due 1/29/26		8,500,000	8,511,704
NextEra Energy Capital Holdings, Inc., 6.051%, due 3/1/25		9,975,000	10,017,556
Southern California Edison Co., 4.20%, due 6/1/25, Series C		6,880,000	6,824,114
Southern Co., 5.113%, due 8/1/27		4,900,000	4,940,556
WEC Energy Group, Inc., 4.75%, due 1/9/26		12,135,000	12,101,924
WEC Energy Group, Inc., 5.60%, due 9/12/26		5,000,000	5,071,413

			106,380,055

TOTAL CORPORATE BONDS (Identified cost—$293,191,392)			294,230,942

		Shares	Value
SHORT-TERM INVESTMENTS	1.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 5.26%(j)		10,938,917	$10,938,917
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.26%(j)		6,906,000	6,906,000

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$17,844,917)			17,844,917

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$1,737,591,607)	99.3%		1,735,327,025
OTHER ASSETS IN EXCESS OF LIABILITIES	0.7		12,872,340

NET ASSETS	100.0%		$1,748,199,365

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	68,733,839	USD	73,775,122	8/2/24	$(612,068)
Brown Brothers Harriman	EUR	3,276,198	USD	3,511,924	8/2/24	(33,741)
Brown Brothers Harriman	GBP	26,401,297	USD	33,373,985	8/2/24	(566,210)
Brown Brothers Harriman	USD	2,175,176	EUR	2,000,000	8/2/24	(10,676)
Brown Brothers Harriman	USD	75,765,562	EUR	70,010,037	8/2/24	2,794
Brown Brothers Harriman	USD	33,907,714	GBP	26,401,297	8/2/24	32,481
Brown Brothers Harriman	EUR	68,861,167	USD	74,631,044	9/4/24	(8,457)
Brown Brothers Harriman	GBP	26,552,017	USD	34,110,049	9/4/24	(34,801)

						$(1,230,678)

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Variable rate. Rate shown is in effect at July 31, 2024.

(d)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $360,518,211 or 20.6% of the net assets of the Fund.

(e)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $171,162,747 which represents 9.8% of the net assets of the Fund, of which 0.0% are illiquid.

(f)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $421,671,833 which represents 24.1% of the net assets of the Fund, of which 1.5% are illiquid.

(g)	Non-income producing security.
(h)	Security is in default.
(i)	Security value is determined based on significant unobservable inputs (Level 3).
(j)	Rate quoted represents the annualized seven-day yield.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Over-the-counter (OTC) total return swap contracts are valued based upon prices provided by a third-party pricing service or counterparty.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Exchange-Traded Funds	$8,691,300	$—	$—		$8,691,300
Preferred Securities—Exchange-Traded:
Banking	—	8,793,682	—		8,793,682
Other Industries	26,508,303	—	—		26,508,303
Preferred Securities—Over-the-Counter:
Banking	—	812,614,673	513,900	(a)	813,128,573
Other Industries	—	566,129,308	—		566,129,308
Corporate Bonds	—	294,230,942	—		294,230,942
Short-Term Investments	—	17,844,917	—		17,844,917

Total Investments in Securities(b)	$35,199,603	$1,699,613,522	$513,900		$1,735,327,025

Forward Foreign Currency Exchange Contracts	$—	$35,275	$—		$35,275

Total Derivative Assets(b)	$—	$35,275	$—		$35,275

Forward Foreign Currency Exchange Contracts	$—	$(1,265,953)	$—		$(1,265,953)

Total Derivative Liabilities(b)	$—	$(1,265,953)	$—		$(1,265,953)

(a)	Security has been fair valued by the Valuation Committee pursuant to the Fund’s fair value procedures and classified as a Level 3 security.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Over-the-Counter Total Return Swap Contracts: In a total return swap, one party receives a periodic payment equal to the total return of a specified security, basket of securities, index, or other reference asset for a specified period of time. In return, the other party receives a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the value of the swap are recorded as unrealized appreciation and depreciation. Periodic payments received or made are recorded as realized gains or losses. The Fund bears the risk of loss in the event of nonperformance by the swap counterparty. Risks may also arise from unanticipated movements in the value of exchange rates, interest rates, securities, index, or other reference asset.

At July 31, 2024, the Fund did not have any total return swap contracts outstanding.

COHEN & STEERS LOW DURATION PREFERRED AND INCOME FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following summarizes the monthly average volume of the Fund’s total return swap contracts and forward foreign currency exchange contracts activity for the three months ended July 31, 2024:

	Total Return Swap Contracts	Forward Foreign Currency Exchange Contracts
Average Notional Amount(a)	$41,306,577	$102,188,198

(a)

Average notional amounts represent the average for all months in which the Fund had total return swap contracts and forward foreign currency exchange contracts outstanding at month-end. For the period, this represents one month for total return swap contracts and three months for forward foreign currency exchange contracts.